Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Liabilities
Compensation, including bonuses, fringe benefits, and payroll taxes	$ 11,611	$ 4,365
Professional fees	3,174	1,623
Current portion of operating lease liabilities	1,120	1,353
Commissions payable	1,168	197
Legal settlement		1,225
Total accrued expenses and other liabilities	$ 17,073	$ 8,763